UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

AB RELATIVE VALUE FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

Advisor Class: CBBYX

October 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Relative Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/CBBYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 30, 2024 all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall sector allocation detracted the most, led by an overweight to health care and an underweight to utilities. Contributions from underweights to consumer staples and materials helped offset some of these losses. Security selection was also negative: selection within financials and consumer discretionary detracted the most, while selection within consumer staples and technology contributed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection was negative, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, selection within, and allocation to, some sectors detracted from performance.

Advisor Class: CBBYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
10/14	$10,000	$10,000	$10,000
10/15	$10,490	$10,520	$10,053
10/16	$10,700	$10,994	$10,693
10/17	$13,064	$13,593	$12,595
10/18	$14,057	$14,591	$12,977
10/19	$15,404	$16,681	$14,432
10/20	$13,759	$18,301	$13,340
10/21	$20,574	$26,155	$19,178
10/22	$20,056	$22,334	$17,836
10/23	$20,213	$24,599	$17,860
10/24	$25,887	$33,950	$23,392

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	28.07%	10.94%	9.98%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/CBBYX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

Advisor Class: CBBYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$87,780,743	4.5%
JPMorgan Chase & Co.	$77,772,752	4.0%
Berkshire Hathaway, Inc. - Class B	$75,240,962	3.8%
Philip Morris International, Inc.	$73,107,747	3.7%
Fiserv, Inc.	$66,431,072	3.4%
Accenture PLC - Class A	$53,141,934	2.7%
Electronic Arts, Inc.	$48,768,297	2.5%
Regeneron Pharmaceuticals, Inc.	$46,898,128	2.4%
Johnson & Johnson	$46,706,296	2.4%
Comcast Corp. - Class A	$45,850,137	2.3%
Total	$621,698,068	31.7%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	17.9%
Industrials	16.1%
Consumer Staples	9.4%
Information Technology	9.2%
Consumer Discretionary	7.0%
Energy	6.3%
Communication Services	4.8%
Materials	3.2%
Real Estate	0.9%
Short-Term Investments	2.6%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/CBBYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: CBBYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/CBBYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Advisor Class: CBBYX

4

RV-ADV-0153-1024

Class A: CABDX

October 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Relative Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/CABDX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 30, 2024 all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall sector allocation detracted the most, led by an overweight to health care and an underweight to utilities. Contributions from underweights to consumer staples and materials helped offset some of these losses. Security selection was also negative: selection within financials and consumer discretionary detracted the most, while selection within consumer staples and technology contributed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection was negative, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, selection within, and allocation to, some sectors detracted from performance.

Class A: CABDX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	Russell 1000 Value Index
10/14	$9,578	$10,000	$10,000
10/15	$10,032	$10,520	$10,053
10/16	$10,214	$10,994	$10,693
10/17	$12,414	$13,593	$12,595
10/18	$13,332	$14,591	$12,977
10/19	$14,571	$16,681	$14,432
10/20	$12,990	$18,301	$13,340
10/21	$19,391	$26,155	$19,178
10/22	$18,849	$22,334	$17,836
10/23	$18,944	$24,599	$17,860
10/24	$24,199	$33,950	$23,392

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	27.74%	10.68%	9.71%
Class A (with sales charges)	22.28%	9.72%	9.24%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/CABDX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

Class A: CABDX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$87,780,743	4.5%
JPMorgan Chase & Co.	$77,772,752	4.0%
Berkshire Hathaway, Inc. - Class B	$75,240,962	3.8%
Philip Morris International, Inc.	$73,107,747	3.7%
Fiserv, Inc.	$66,431,072	3.4%
Accenture PLC - Class A	$53,141,934	2.7%
Electronic Arts, Inc.	$48,768,297	2.5%
Regeneron Pharmaceuticals, Inc.	$46,898,128	2.4%
Johnson & Johnson	$46,706,296	2.4%
Comcast Corp. - Class A	$45,850,137	2.3%
Total	$621,698,068	31.7%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	17.9%
Industrials	16.1%
Consumer Staples	9.4%
Information Technology	9.2%
Consumer Discretionary	7.0%
Energy	6.3%
Communication Services	4.8%
Materials	3.2%
Real Estate	0.9%
Short-Term Investments	2.6%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/CABDX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: CABDX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/CABDX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class A: CABDX

4

RV-A-0153-1024

Class C: CBBCX

October 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Relative Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.64%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 30, 2024 all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall sector allocation detracted the most, led by an overweight to health care and an underweight to utilities. Contributions from underweights to consumer staples and materials helped offset some of these losses. Security selection was also negative: selection within financials and consumer discretionary detracted the most, while selection within consumer staples and technology contributed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection was negative, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, selection within, and allocation to, some sectors detracted from performance.

Class C: CBBCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index	Russell 1000 Value Index
10/14	$10,000	$10,000	$10,000
10/15	$10,384	$10,520	$10,053
10/16	$10,509	$10,994	$10,693
10/17	$12,692	$13,593	$12,595
10/18	$13,521	$14,591	$12,977
10/19	$14,675	$16,681	$14,432
10/20	$12,971	$18,301	$13,340
10/21	$19,237	$26,155	$19,178
10/22	$18,539	$22,334	$17,836
10/23	$18,516	$24,599	$17,860
10/24	$23,468	$33,950	$23,392

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	26.75%	9.84%	8.91%
Class C (with sales charges)	25.75%	9.84%	8.91%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBBCX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

Class C: CBBCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$87,780,743	4.5%
JPMorgan Chase & Co.	$77,772,752	4.0%
Berkshire Hathaway, Inc. - Class B	$75,240,962	3.8%
Philip Morris International, Inc.	$73,107,747	3.7%
Fiserv, Inc.	$66,431,072	3.4%
Accenture PLC - Class A	$53,141,934	2.7%
Electronic Arts, Inc.	$48,768,297	2.5%
Regeneron Pharmaceuticals, Inc.	$46,898,128	2.4%
Johnson & Johnson	$46,706,296	2.4%
Comcast Corp. - Class A	$45,850,137	2.3%
Total	$621,698,068	31.7%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	17.9%
Industrials	16.1%
Consumer Staples	9.4%
Information Technology	9.2%
Consumer Discretionary	7.0%
Energy	6.3%
Communication Services	4.8%
Materials	3.2%
Real Estate	0.9%
Short-Term Investments	2.6%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBBCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: CBBCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CBBCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class C: CBBCX

4

RV-C-0153-1024

Class I: CBBIX

October 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Relative Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 30, 2024 all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall sector allocation detracted the most, led by an overweight to health care and an underweight to utilities. Contributions from underweights to consumer staples and materials helped offset some of these losses. Security selection was also negative: selection within financials and consumer discretionary detracted the most, while selection within consumer staples and technology contributed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection was negative, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, selection within, and allocation to, some sectors detracted from performance.

Class I: CBBIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 1000 Value Index
10/14	$10,000	$10,000	$10,000
10/15	$10,505	$10,520	$10,053
10/16	$10,709	$10,994	$10,693
10/17	$13,081	$13,593	$12,595
10/18	$14,088	$14,591	$12,977
10/19	$15,444	$16,681	$14,432
10/20	$13,786	$18,301	$13,340
10/21	$20,620	$26,155	$19,178
10/22	$20,106	$22,334	$17,836
10/23	$20,255	$24,599	$17,860
10/24	$25,960	$33,950	$23,392

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	28.16%	10.95%	10.01%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBBIX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

Class I: CBBIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$87,780,743	4.5%
JPMorgan Chase & Co.	$77,772,752	4.0%
Berkshire Hathaway, Inc. - Class B	$75,240,962	3.8%
Philip Morris International, Inc.	$73,107,747	3.7%
Fiserv, Inc.	$66,431,072	3.4%
Accenture PLC - Class A	$53,141,934	2.7%
Electronic Arts, Inc.	$48,768,297	2.5%
Regeneron Pharmaceuticals, Inc.	$46,898,128	2.4%
Johnson & Johnson	$46,706,296	2.4%
Comcast Corp. - Class A	$45,850,137	2.3%
Total	$621,698,068	31.7%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	17.9%
Industrials	16.1%
Consumer Staples	9.4%
Information Technology	9.2%
Consumer Discretionary	7.0%
Energy	6.3%
Communication Services	4.8%
Materials	3.2%
Real Estate	0.9%
Short-Term Investments	2.6%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBBIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: CBBIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CBBIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class I: CBBIX

4

RV-I-0153-1024

Class Z: CBBZX

October 31, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Relative Value Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Relative Value Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBBZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$70	0.61%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 30, 2024 all share classes of the Fund underperformed the Russell 1000 Value Index (the “benchmark”), before sales charges. Overall sector allocation detracted the most, led by an overweight to health care and an underweight to utilities. Contributions from underweights to consumer staples and materials helped offset some of these losses. Security selection was also negative: selection within financials and consumer discretionary detracted the most, while selection within consumer staples and technology contributed.

Performance Highlights

Top contributors to performance:

  During the 12-month period, although overall security selection was negative, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, selection within, and allocation to, some sectors detracted from performance.

Class Z: CBBZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 1000 Value Index
10/14	$10,000	$10,000	$10,000
10/15	$10,509	$10,520	$10,053
10/16	$10,724	$10,994	$10,693
10/17	$13,102	$13,593	$12,595
10/18	$14,098	$14,591	$12,977
10/19	$15,448	$16,681	$14,432
10/20	$13,799	$18,301	$13,340
10/21	$20,668	$26,155	$19,178
10/22	$20,172	$22,334	$17,836
10/23	$20,308	$24,599	$17,860
10/24	$26,057	$33,950	$23,392

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class Z	28.31%	11.02%	10.05%
S&P 500 Index	38.02%	15.27%	13.00%
Russell 1000 Value Index	30.98%	10.14%	8.87%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBBZX-A for the most recent performance information.

Key Fund Statistics

FUND STATISTICS	Fund Stats
Net Assets	$1,955,622,780
# of Portfolio Holdings	70
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$9,773,444

Class Z: CBBZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Walmart, Inc.	$87,780,743	4.5%
JPMorgan Chase & Co.	$77,772,752	4.0%
Berkshire Hathaway, Inc. - Class B	$75,240,962	3.8%
Philip Morris International, Inc.	$73,107,747	3.7%
Fiserv, Inc.	$66,431,072	3.4%
Accenture PLC - Class A	$53,141,934	2.7%
Electronic Arts, Inc.	$48,768,297	2.5%
Regeneron Pharmaceuticals, Inc.	$46,898,128	2.4%
Johnson & Johnson	$46,706,296	2.4%
Comcast Corp. - Class A	$45,850,137	2.3%
Total	$621,698,068	31.7%

Sector Allocation

Value	Value
Financials	22.8%
Health Care	17.9%
Industrials	16.1%
Consumer Staples	9.4%
Information Technology	9.2%
Consumer Discretionary	7.0%
Energy	6.3%
Communication Services	4.8%
Materials	3.2%
Real Estate	0.9%
Short-Term Investments	2.6%
Other assets less liabilities	-0.2%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBBZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: CBBZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CBBZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

Class Z: CBBZX

4

RV-Z-0153-1024

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Relative Value	2023	$36,034	$—	$19,595
	2024	$36,034	$—	$19,740

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Relative Value	2023	$1,780,625	$19,595
			$—
			$(19,595)
	2024	$2,044,046	$19,740
			$—
			$(19,740)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

OCT 10.31.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB RELATIVE VALUE FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.6%
Financials – 22.8%
Banks – 8.3%
Citigroup, Inc.	703,240	$45,126,911
JPMorgan Chase & Co.	350,454	77,772,752
Wells Fargo & Co.	606,092	39,347,492

		162,247,155

Capital Markets – 3.0%
Blackstone Secured Lending Fund	448,580	13,964,295
S&P Global, Inc.	93,550	44,937,678

		58,901,973

Financial Services – 9.2%
Berkshire Hathaway, Inc. – Class B(a)	166,861	75,240,962
Fiserv, Inc.(a)(b)	335,680	66,431,072
Mastercard, Inc. – Class A	44,942	22,452,574
MGIC Investment Corp.(b)	619,200	15,504,768

		179,629,376

Insurance – 2.3%
Axis Capital Holdings Ltd.	415,738	32,535,656
MetLife, Inc.	157,411	12,344,171

		44,879,827

		445,658,331

Health Care – 17.9%
Biotechnology – 6.5%
Amgen, Inc.	36,687	11,745,710
Gilead Sciences, Inc.	442,440	39,297,521
Regeneron Pharmaceuticals, Inc.(a)	55,951	46,898,128
United Therapeutics Corp.(a)	76,930	28,769,512

		126,710,871

Health Care Equipment & Supplies – 1.6%
GE Healthcare, Inc.	356,010	31,097,473

Health Care Providers & Services – 5.1%
Cencora, Inc.	193,870	44,217,870
Elevance Health, Inc.	88,001	35,707,286
HCA Healthcare, Inc.	20,500	7,354,170
Quest Diagnostics, Inc.	84,340	13,058,362

		100,337,688

Pharmaceuticals – 4.7%
Johnson & Johnson	292,170	46,706,296
Merck & Co., Inc.	216,620	22,164,559
Roche Holding AG (Sponsored ADR)(b)	577,630	22,417,820

		91,288,675

		349,434,707

abfunds.com	AB RELATIVE VALUE FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 16.1%
Aerospace & Defense – 3.0%
Curtiss-Wright Corp.	44,509	$15,353,825
RTX Corp.	287,195	34,747,723
Textron, Inc.	96,008	7,720,963

		57,822,511

Air Freight & Logistics – 0.7%
United Parcel Service, Inc. – Class B	102,810	13,782,709

Building Products – 1.9%
A O Smith Corp.	139,280	10,459,928
Allegion PLC	88,750	12,392,162
Builders FirstSource, Inc.(a)(b)	82,244	14,096,622

		36,948,712

Commercial Services & Supplies – 1.0%
Veralto Corp.	181,540	18,551,573

Electrical Equipment – 3.5%
Emerson Electric Co.	152,309	16,490,495
Generac Holdings, Inc.(a)(b)	149,690	24,781,180
nVent Electric PLC	366,461	27,326,997

		68,598,672

Ground Transportation – 1.4%
JB Hunt Transport Services, Inc.	153,380	27,703,495

Machinery – 2.6%
Dover Corp.	62,720	11,874,778
Oshkosh Corp.	88,220	9,019,613
PACCAR, Inc.	115,401	12,034,016
Westinghouse Air Brake Technologies Corp.	94,792	17,819,000

		50,747,407

Professional Services – 0.8%
Robert Half, Inc.	239,813	16,333,663

Trading Companies & Distributors – 1.2%
Ferguson Enterprises, Inc.	78,990	15,540,493
MSC Industrial Direct Co., Inc. – Class A	106,790	8,443,885

		23,984,378

		314,473,120

Consumer Staples – 9.4%
Consumer Staples Distribution & Retail – 5.7%
Casey’s General Stores, Inc.	59,660	23,507,233
Walmart, Inc.	1,071,150	87,780,743

		111,287,976

2 | AB RELATIVE VALUE FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Tobacco – 3.7%
Philip Morris International, Inc.	550,925	$73,107,747

		184,395,723

Information Technology – 9.2%
Electronic Equipment, Instruments & Components – 1.2%
TE Connectivity PLC	156,660	23,094,817

IT Services – 2.7%
Accenture PLC – Class A	154,115	53,141,934

Semiconductors & Semiconductor Equipment – 5.3%
Intel Corp.	502,200	10,807,344
QUALCOMM, Inc.	163,394	26,595,641
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	130,049	24,779,537
Texas Instruments, Inc.	200,070	40,646,221

		102,828,743

		179,065,494

Consumer Discretionary – 7.0%
Automobile Components – 1.0%
BorgWarner, Inc.	589,357	19,820,076

Hotels, Restaurants & Leisure – 1.5%
Starbucks Corp.	300,190	29,328,563

Household Durables – 0.6%
DR Horton, Inc.	74,754	12,633,426

Specialty Retail – 1.5%
Ross Stores, Inc.	205,090	28,655,175

Textiles, Apparel & Luxury Goods – 2.4%
Lululemon Athletica, Inc.(a)	87,390	26,033,481
NIKE, Inc. – Class B	275,510	21,250,086

		47,283,567

		137,720,807

Energy – 6.3%
Energy Equipment & Services – 0.5%
Helmerich & Payne, Inc.(b)	284,158	9,547,709

Oil, Gas & Consumable Fuels – 5.8%
Chevron Corp.(b)	143,207	21,312,066
ConocoPhillips	177,532	19,446,855
EOG Resources, Inc.	326,479	39,817,379
Phillips 66	274,632	33,455,670

		114,031,970

		123,579,679

abfunds.com	AB RELATIVE VALUE FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 4.8%
Diversified Telecommunication Services – 2.3%
Comcast Corp. – Class A	1,049,923	$45,850,137

Entertainment – 2.5%
Electronic Arts, Inc.	323,290	48,768,297

		94,618,434

Materials – 3.2%
Chemicals – 1.2%
CF Industries Holdings, Inc.	155,220	12,763,741
PPG Industries, Inc.	82,748	10,302,953

		23,066,694

Containers & Packaging – 0.5%
Sealed Air Corp.	283,650	10,262,457

Metals & Mining – 1.5%
Steel Dynamics, Inc.	217,390	28,369,395

		61,698,546

Real Estate – 0.9%
Specialized REITs – 0.9%
Public Storage	52,380	17,236,163

Total Common Stocks (cost $1,481,362,266)		1,907,881,004

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.72%(c)(d)(e) (cost $51,089,326)	51,089,326	51,089,326

Total Investments – 100.2% (cost $1,532,451,592)		1,958,970,330
Other assets less liabilities – (0.2)%		(3,347,550)

Net Assets – 100.0%		$1,955,622,780

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

4 | AB RELATIVE VALUE FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,481,362,266)	$1,907,881,004	(a)
Affiliated issuers (cost $51,089,326)	51,089,326
Cash	76
Receivable for investment securities sold	3,855,999
Unaffiliated dividends receivable	1,948,777
Receivable for capital stock sold	256,628
Affiliated dividends receivable	217,226
Receivable due from Adviser	18,143
Other assets	1,614,774

Total assets	1,966,881,953

Liabilities
Payable for investment securities purchased	8,286,129
Payable for capital stock redeemed	1,304,362
Advisory fee payable	923,344
Distribution fee payable	320,208
Transfer Agent fee payable	51,572
Administrative fee payable	50,593
Directors’ fees payable	3,942
Accrued expenses	319,023

Total liabilities	11,259,173

Net Assets	$1,955,622,780

Composition of Net Assets
Capital stock, at par	$2,792,431
Additional paid-in capital	1,344,068,601
Distributable earnings	608,761,748

Net Assets	$1,955,622,780

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,403,899,869	201,324,392	$6.97	*

C	$21,653,323	3,105,519	$6.97

Advisor	$411,421,532	58,253,524	$7.06

I	$39,141,868	5,451,504	$7.18

Z	$79,506,188	11,108,190	$7.16

(a)	Includes securities on loan with a value of $82,775,532 (see Note E).

*	The maximum offering price per share for Class A shares was $7.28 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB RELATIVE VALUE FUND | 5

STATEMENT OF OPERATIONS

Year Ended October 31, 2024

Investment Income
Dividends
Unaffiliated issuers	$34,628,327
Affiliated issuers	3,459,963
Interest	1,693
Securities lending income	112,271	$38,202,254

Expenses
Advisory fee (see Note B)	10,418,458
Distribution fee—Class A	3,423,092
Distribution fee—Class C	224,339
Distribution fee—Class R	12,397
Distribution fee—Class K	16,053
Transfer agency—Class A	1,179,498
Transfer agency—Class C	20,199
Transfer agency—Advisor Class	329,496
Transfer agency—Class R	6,447
Transfer agency—Class K	12,839
Transfer agency—Class I	46,001
Transfer agency—Class Z	18,513
Printing	200,739
Registration fees	134,328
Custody and accounting	127,531
Administrative	88,236
Audit and tax	58,364
Legal	55,876
Directors’ fees	45,366
Miscellaneous	85,610

Total expenses	16,503,382
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(645,014)

Net expenses		15,858,368

Net investment income		22,343,886

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		191,523,050
Net change in unrealized appreciation (depreciation) of investments		239,327,241

Net gain on investment transactions		430,850,291

Net Increase in Net Assets from Operations		$453,194,177

See notes to financial statements.

6 | AB RELATIVE VALUE FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$22,343,886	$25,550,513
Net realized gain on investment transactions	191,523,050	99,082,007
Net change in unrealized appreciation (depreciation) of investments	239,327,241	(108,770,464)

Net increase in net assets from operations	453,194,177	15,862,056
Distributions to Shareholders
Class A	(83,246,019)	(99,014,464)
Class C	(1,270,868)	(1,790,480)
Advisor Class	(22,815,155)	(32,789,450)
Class R	(269,290)	(363,737)
Class K	(753,203)	(1,211,797)
Class I	(2,179,178)	(2,566,694)
Class Z	(3,981,295)	(4,257,067)
Capital Stock Transactions
Net decrease	(87,093,956)	(63,534,104)

Total increase (decrease)	251,585,213	(189,665,737)
Net Assets
Beginning of period	1,704,037,567	1,893,703,304

End of period	$1,955,622,780	$1,704,037,567

See notes to financial statements.

abfunds.com	AB RELATIVE VALUE FUND | 7

NOTES TO FINANCIAL STATEMENTS

October 31, 2024

NOTE A

Significant Accounting Policies

AB Relative Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K, and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

8 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value

abfunds.com	AB RELATIVE VALUE FUND | 9

NOTES TO FINANCIAL STATEMENTS (continued)

pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a

10 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,907,881,004		$	– 0	–	$	– 0	–	$1,907,881,004
Short-Term Investments	51,089,326			– 0	–		– 0	–	51,089,326

Total Investments in Securities	1,958,970,330			– 0	–		– 0	–	1,958,970,330
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,958,970,330		$	– 0	–	$	– 0	–	$1,958,970,330

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the

abfunds.com	AB RELATIVE VALUE FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90%, 1.65%, .65%, .65% and .65% of the daily average net assets for the Class A, Class C, Advisor Class, Class I and Class Z shares, respectively. The Expense Caps will remain in effect until February 28, 2025 and then may be extended by the Adviser

12 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

for additional one-year terms. For the year ended October 31, 2024, such reimbursements/waivers amounted to $537,165.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2024, the reimbursement for such services amounted to $88,236.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $582,445 for the year ended October 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $10,523 from the sale of Class A shares and received $1,045 and $455 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2024, such waiver amounted to $100,195.

abfunds.com	AB RELATIVE VALUE FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2024 is as follows:

Fund	Market Value 10/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$83,794	$400,185	$432,890	$51,089		$3,460
Government Money Market Portfolio*	1,685	170,286	171,971	– 0	–	23

Total				$51,089		$3,483

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $11,937,242, $301,028 and $271,398 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

14 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,059,961,146		$1,198,111,767
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,539,322,993

Gross unrealized appreciation	$443,805,961
Gross unrealized depreciation	(24,158,624)

Net unrealized appreciation	$419,647,337

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended October 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

abfunds.com	AB RELATIVE VALUE FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned

16 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended October 31, 2024 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$82,775,532	$	– 0	–	$85,632,370	$88,952	$23,319	$7,654

*	As of October 31, 2024.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Class A
Shares sold	4,733,065	6,939,137	$30,962,012	$41,745,340

Shares issued in reinvestment of dividends and distributions	12,501,828	14,740,957	73,010,678	87,266,464

Shares converted from Class C	655,170	443,475	4,181,529	2,674,243

Shares redeemed	(26,773,315)	(24,418,261)	(173,879,112)	(147,070,947)

Net decrease	(8,883,252)	(2,294,692)	$(65,724,893)	$(15,384,900)

Class C
Shares sold	264,331	528,110	$1,751,824	$3,202,054

Shares issued in reinvestment of dividends and distributions	197,921	272,553	1,163,777	1,618,963

Shares converted to Class A	(653,328)	(443,478)	(4,181,529)	(2,674,243)

Shares redeemed	(651,552)	(753,171)	(4,202,196)	(4,580,557)

Net decrease	(842,628)	(395,986)	$(5,468,124)	$(2,433,783)

abfunds.com	AB RELATIVE VALUE FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023

Advisor Class
Shares sold	13,917,281	13,514,577	$92,111,952	$82,002,653

Shares issued in reinvestment of dividends and distributions	3,136,916	4,414,465	18,507,803	26,354,358

Shares redeemed	(18,068,761)	(26,778,051)	(117,783,022)	(161,723,866)

Net decrease	(1,014,564)	(8,849,009)	$(7,163,267)	$(53,366,855)

Class R
Shares sold	57,541	158,175	$356,720	$947,043

Shares issued in reinvestment of dividends and distributions	46,752	62,390	269,290	363,736

Shares redeemed	(831,217)	(314,978)	(5,429,912)	(1,851,132)

Net decrease	(726,924)	(94,413)	$(4,803,902)	$(540,353)

Class K
Shares sold	153,802	583,886	$967,854	$3,651,060

Shares issued in reinvestment of dividends and distributions	130,764	207,499	753,199	1,211,793

Shares redeemed	(2,174,350)	(1,143,425)	(14,141,143)	(6,641,778)

Net decrease	(1,889,784)	(352,040)	$(12,420,090)	$(1,778,925)

Class I
Shares sold	1,363,388	818,109	$8,996,506	$5,064,209

Shares issued in reinvestment of dividends and distributions	363,196	422,849	2,179,177	2,566,693

Shares redeemed	(1,588,769)	(1,236,490)	(10,654,549)	(7,650,640)

Net increase (decrease)	137,815	4,468	$521,134	$(19,738)

Class Z
Shares sold	4,341,058	2,884,325	$28,990,785	$17,842,623

Shares issued in reinvestment of dividends and distributions	663,222	702,193	3,966,065	4,248,266

Shares redeemed	(3,776,017)	(1,965,691)	(24,991,664)	(12,100,439)

Net increase	1,228,263	1,620,827	$7,965,186	$9,990,450

18 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

abfunds.com	AB RELATIVE VALUE FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$24,431,190	$22,411,972
Net long-term capital gains	90,083,818	119,581,717

Total taxable distributions	$114,515,008	$141,993,689

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$15,210,589
Undistributed capital gains	173,903,822
Unrealized appreciation (depreciation)	419,647,337	(a)

Total accumulated earnings (deficit)	$608,761,748

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2024, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

20 | AB RELATIVE VALUE FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB RELATIVE VALUE FUND | 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 5.83	$ 6.26	$ 7.11	$ 4.82	$ 5.65

Income From Investment Operations

Net investment income(a)(b)	.07	.08	.07	.05	.06

Net realized and unrealized gain (loss) on investment transactions	1.47	(.04)	(.25)	2.31	(.64)

Net increase (decrease) in net asset value from operations	1.54	.04	(.18)	2.36	(.58)

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(.08)	(.05)	(.07)	(.07)

Distributions from net realized gain on investment transactions	(.32)	(.39)	(.62)	– 0	–	(.18)

Total dividends and distributions	(.40)	(.47)	(.67)	(.07)	(.25)

Net asset value, end of period	$ 6.97	$ 5.83	$ 6.26	$ 7.11	$ 4.82

Total Return

Total investment return based on net asset value(c)*	27.74%	.51%	(2.80)%	49.27%	(10.85)%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$1,404	$1,226	$1,330	$1,454	$1,061

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.89%	.89%	.90%	.90%	.89%

Expenses, before waivers/reimbursements(d)‡	.93%	.94%	.94%	.95%	.98%

Net investment income(b)	1.12%	1.32%	1.10%	.79%	1.27%

Portfolio turnover rate	58%	77%	71%	55%	55%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying.
portfolios	.01%	.01%	.00%	.00%	01%

See footnote summary on page 27.

22 | AB RELATIVE VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 5.82	$ 6.24	$ 7.10	$ 4.80	$ 5.62

Income From Investment Operations

Net investment income(a)(b)	.03	.03	.02	.00	(e)	.03

Net realized and unrealized gain (loss) on investment transactions	1.46	(.03)	(.26)	2.31	(.66)

Net increase (decrease) in net asset value from operations	1.49	.00	(e)	(.24)	2.31	(.63)

Less: Dividends and Distributions

Dividends from net investment income	(.02)	(.03)	– 0	–	(.01)	(.01)

Distributions from net realized gain on investment transactions	(.32)	(.39)	(.62)	– 0	–	(.18)

Total dividends and distributions	(.34)	(.42)	(.62)	(.01)	(.19)

Net asset value, end of period	$ 6.97	$ 5.82	$ 6.24	$ 7.10	$ 4.80

Total Return

Total investment return based on net asset value(c)*	26.75%	(.13)%	(3.63)%	48.30%	(11.61)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,653	$22,969	$27,116	$28,571	$26,515

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.64%	1.64%	1.65%	1.65%	1.64%

Expenses, before waivers/reimbursements(d)‡	1.68%	1.70%	1.69%	1.70%	1.73%

Net investment income(b)	.39%	.58%	.35%	.05%	.54%

Portfolio turnover rate	58%	77%	71%	55%	55%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 27.

abfunds.com	AB RELATIVE VALUE FUND | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 5.90	$ 6.33	$ 7.18	$ 4.87	$ 5.71

Income From Investment Operations

Net investment income(a)(b)	.09	.10	.09	.07	.08

Net realized and unrealized gain (loss) on investment transactions	1.48	(.05)	(.25)	2.32	(.66)

Net increase (decrease) in net asset value from operations	1.57	.05	(.16)	2.39	(.58)

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(.09)	(.07)	(.08)	(.08)

Distributions from net realized gain on investment transactions	(.32)	(.39)	(.62)	– 0	–	(.18)

Total dividends and distributions	(.41)	(.48)	(.69)	(.08)	(.26)

Net asset value, end of period	$ 7.06	$ 5.90	$ 6.33	$ 7.18	$ 4.87

Total Return

Total investment return based on net asset value(c)*	28.07%	.78%	(2.52)%	49.53%	(10.68)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$411,422	$349,685	$431,114	$433,047	$228,842

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.64%	.64%	.65%	.65%	.64%

Expenses, before waivers/reimbursements(d)‡	.68%	.69%	.69%	.70%	.73%

Net investment income(b)	1.37%	1.58%	1.35%	1.03%	1.53%

Portfolio turnover rate	58%	77%	71%	55%	55%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 27.

24 | AB RELATIVE VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 5.99	$ 6.42	$ 7.27	$ 4.93	$ 5.78

Income From Investment Operations

Net investment income(a)(b)	.09	.10	.09	.07	.08

Net realized and unrealized gain (loss) on investment transactions	1.52	(.05)	(.25)	2.35	(.67)

Net increase (decrease) in net asset value from operations	1.61	.05	(.16)	2.42	(.59)

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.09)	(.07)	(.08)	(.08)

Distributions from net realized gain on investment transactions	(.32)	(.39)	(.62)	– 0	–	(.18)

Total dividends and distributions	(.42)	(.48)	(.69)	(.08)	(.26)

Net asset value, end of period	$ 7.18	$ 5.99	$ 6.42	$ 7.27	$ 4.93

Total Return

Total investment return based on net asset value(c)*	28.16%	.74%	(2.49)%	49.57%	(10.73)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,142	$31,837	$34,072	$44,916	$32,266

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.64%	.64%	.65%	.65%	.64%

Expenses, before waivers/reimbursements(d)‡	.71%	.68%	.69%	.70%	.72%

Net investment income(b)	1.36%	1.57%	1.33%	1.03%	1.50%

Portfolio turnover rate	58%	77%	71%	55%	55%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 27.

abfunds.com	AB RELATIVE VALUE FUND | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended October 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 5.97	$ 6.40	$ 7.26	$ 4.92	$ 5.77

Income From Investment Operations

Net investment income(a)(b)	.09	.10	.09	.07	.08

Net realized and unrealized gain (loss) on investment transactions	1.52	(.04)	(.26)	2.36	(.66)

Net increase (decrease) in net asset value from operations	1.61	.06	(.17)	2.43	(.58)

Less: Dividends and Distributions

Dividends from net investment income	(.10)	(.10)	(.07)	(.09)	(.09)

Distributions from net realized gain on investment transactions	(.32)	(.39)	(.62)	– 0	–	(.18)

Total dividends and distributions	(.42)	(.49)	(.69)	(.09)	(.27)

Net asset value, end of period	$ 7.16	$ 5.97	$ 6.40	$ 7.26	$ 4.92

Total Return

Total investment return based on net asset value(c)*	28.31%	.83	%+	(2.55)%	49.78%	(10.67)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,506	$59,027	$52,894	$54,161	$32,643

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.61%	.61%	.61%	.61%	.61%

Expenses, before waivers/reimbursements(d)‡	.62%	.62%	.61%	.61%	.62%

Net investment income(b)	1.39%	1.59%	1.39%	1.08%	1.62%

Portfolio turnover rate	58%	77%	71%	55%	55%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 27.

26 | AB RELATIVE VALUE FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended October 31, 2024, October 31, 2023 and October 31, 2020, such waiver amounted to .01%, .01% and .01%, respectively.

(e)	Amount is less than $.005.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended October 31, 2024 by .08%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

abfunds.com	AB RELATIVE VALUE FUND | 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Relative Value Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Relative Value Fund, Inc. (the “Fund”), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation

28 | AB RELATIVE VALUE FUND	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 23, 2024

abfunds.com	AB RELATIVE VALUE FUND | 29

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2024. For corporate shareholders, 100% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income.

The Fund designated $90,083,818 of dividends paid as long-term capital gains dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

30 | AB RELATIVE VALUE FUND	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Relative Value Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB RELATIVE VALUE FUND | 31

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the

32 | AB RELATIVE VALUE FUND	abfunds.com

Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

abfunds.com	AB RELATIVE VALUE FUND | 33

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for

34 | AB RELATIVE VALUE FUND	abfunds.com

coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB RELATIVE VALUE FUND | 35

NOTES

36 | AB RELATIVE VALUE FUND	abfunds.com

AB RELATIVE VALUE FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

RV-0151-1024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

ARVF

At a Special Meeting held on July 18, 2024, shareholders of AB Relative Value Fund, Inc. (the “Fund”), elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	182,943,080.746	8,809,619.675	N/A	N/A
Alexander Chaloff	183,547,091.605	8,205,608.816	N/A	N/A
R. Jay Gerken	182,851,412.930	8,901,287.491	N/A	N/A
Jeffrey R. Holland	183,440,785.569	8,311,914.852	N/A	N/A
Jeanette W. Loeb	183,229,852.207	8,522,848.214	N/A	N/A
Carol C. McMullen	184,110,488.623	7,642,211.798	N/A	N/A
Garry L. Moody	182,511,176.668	9,241,523.753	N/A	N/A
Emilie D. Wrapp	183,409,239.129	8,343,461.292	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Relative Value Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 30, 2024